EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS:
Schedule of amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	$(501)
Net actuarial loss	6,574
Net amount recognized in accumulated other comprehensive loss	$6,073

Schedule of changes in accumulated postretirement benefit obligation

	December 31
	2012	2011
Benefit obligation, beginning of year	$26,108	$20,689
Service cost	1,034	831
Interest cost	1,113	1,117
Actuarial (gain)/loss	(520)	3,898
Benefits paid	(354)	(427)
Benefit obligation, end of year	$27,381	$26,108

Schedule of net periodic postretirement benefit cost

	2012	2011	2010
Service cost—benefits attributed to service during the period	$1,034	$831	$696
Interest cost on the accumulated postretirement benefit obligation	1,113	1,117	958
Net amortization	1,036	501	128
Net periodic postretirement benefit cost	$3,183	$2,449	$1,782

Schedule of increasing or decreasing health care trend rates by one percentage point
	1% Increase	1% Decrease
Postretirement benefit obligation	$6,569	$(4,281)
Total of service and interest cost components	$604	$(407)